Other Operating Income	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Other Operating Income
36.	OTHER OPERATING INCOME

Composition	12/31/2023	12/31/2022	12/31/2021
Services	39,485,063	30,073,157	26,142,728
Adjustments and interest from other receivables	10,609,488	7,409,095	6,786,797
Adjustments from other receivables with CER clauses	7,790,354	5,229,772	2,120,949
Other receivables from financial intermediation	5,230,985	2,951,962	5,710,325
Sale of investment properties and other non-financial assets			237,032
Other	9,771,579	20,284,237	6,522,108

Total	72,887,469	65,948,223	47,519,939